Acquisitions - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jul. 29, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Apr. 01, 2016
Disclosure of detailed information about business combination [Line Items]
Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries		¥ 160,862	¥ 199,356	¥ (2,249,594)
Gain recognized as a result of remeasuring previously held interest to fair value			20,344	118
Total operating income, if all acquisitions had occurred on April 1, 2016			3,358,377
Net profit, if all acquisitions had occurred on April 1, 2016			741,214
Assets other than cash or cash equivalents			724,721	175,263
Liabilities assumed			509,666	2,430,332
GE Japan GK [member]
Disclosure of detailed information about business combination [Line Items]
Equity interest acquired					100.00%
Loans and receivables to customers					¥ 470,668
Gross contractual amounts receivable					488,335
Gross contractual amounts receivable, expected to be uncollectible					¥ 21,692
Profit (loss) since acquisition date			8,041
Sumitomo mitsui asset management company, limited [member]
Disclosure of detailed information about business combination [Line Items]
Equity interest acquired	20.00%
Goodwill deductible for tax purposes
Equity ownership interest	60.00%
Gain recognized as a result of remeasuring previously held interest to fair value			20,344
Retail banking business of Citibank Japan Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Goodwill and other intangible assets deductible for tax purposes				¥ 40,683
American Railcar Leasing LLC [member]
Disclosure of detailed information about business combination [Line Items]
Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries		¥ 9,644	¥ 160,862